Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Income Tax Expense

Income tax expenses have been allocated as follows:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Income tax benefit (expense)	R$	(80)	R$	—	R$	(2)	US$	(1)

Income tax expense recognized in statements of operations		(80)		—		(2)		(1)

Income tax expense recognized in statements of other compredensive income (loss)	R$	(447)	R$	—	R$	(2)	US$	(1)

Income tax benefit (expense)	R$	(527)	R$	—	R$	(2)	US$	(1)

Schedule of Reconciliation of Income Tax Expense at Official Rate to Actual Income Tax Expense

A reconciliation of income tax expense at the weighted average tax rate to the Company’s and its subsidiaries actual income tax expense at December 31, 2015, 2016 and 2017, is shown below:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Loss before income tax	R$	(99,433)	R$	(151,896)	R$	(170,343)	US$	(51,494)
Tax rate		28.18%		31.46%		30.62%		30.62%

		28,020		47,786		52,156		15,767
Increase (decrease) resulting from:
Non-deductible expenses		(779)		(881)		(4,382)		(1,325)
Unrecognized deferred tax benefits		(26,726)		(46,542)		(47,776)		(14,444)
Other		(595)		(364)		—		—

		(80)		—		(2)		(1)
Effective tax rate		0.08%		0.00%		0.00%		0.00%

Income tax expense	R$	(80)	R$	—	R$	(2)	US$	(1)

Unrecognized Deferred Income Tax Assets

Deferred income tax assets may be recognized when the Company starts to experience future sustainable taxable income during the carryforward period and it is probable that these tax benefits will be realized.

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Deductible temporary differences	R$	54,305	R$	52,139	US$	15,761
Income tax loss carry foward		169,765		195,538		59,111

Total unrecognized deferred income tax assets	R$	224,070	R$	247,677	US$	74,872

Brazilian unrecognized income tax carryforward losses amounting to R$142,218 (US$42,992) at December 31, 2017 do not expire, however they can only offset up to 30 percent of a taxpayer’s taxable income in any given year.

Tax loss carryforwards for Argentina and Mexico expire as follows:

	Year ended December 31,
	2017		2017
Expiry date	BRL		USD
2018	R$	1,178	US$	356
2019		4,056		1,226
2020		5,970		1,805
2021		7,128		2,155
2022 and thereafter		34,988		10,577

	R$	53,320	US$	16,119